Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Line Items]
Property, Plant and Equipment

	December 31,
	2020	2019
Office equipment and computer hardware	$99	$96
Furniture and fixtures	109	51

Total property and equipment	208	147
Less accumulated depreciation	(144)	(126)

Property and equipment, net	$64	$21

Blue Water Acquisition Corp [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment
Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets, as follows:

Asset Class	Estimated Useful Life
Computer and office equipment	3 years
Furniture and fixtures	7 years